Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan losses:
Individually evaluated for impairment	$ 4,796	$ 4,020
Collectively evaluated for impairment	8,923	10,822
Total	13,719	14,842	13,809	14,565
Loans outstanding:
Individually evaluated for impairment	34,816	39,189
Collectively evaluated for impairment	804,731	807,795
Total loans	839,547	846,984
Commercial, Financial, and Agricultural
Allowance for loan losses:
Individually evaluated for impairment	721	213
Collectively evaluated for impairment	1,653	1,724
Total	2,374	1,937	1,804	2,931
Loans outstanding:
Individually evaluated for impairment	4,015	4,157
Collectively evaluated for impairment	129,702	125,883
Total loans	133,717	130,040
Real Estate Construction - Residential
Allowance for loan losses:
Individually evaluated for impairment	392	125
Collectively evaluated for impairment	539	607
Total	931	732	1,188	2,067
Loans outstanding:
Individually evaluated for impairment	2,204	2,496
Collectively evaluated for impairment	18,804	19,681
Total loans	21,008	22,177
Real Estate Construction - Commercial
Allowance for loan losses:
Individually evaluated for impairment	304	542
Collectively evaluated for impairment	327	1,169
Total	631	1,711	1,562	1,339
Loans outstanding:
Individually evaluated for impairment	6,615	7,762
Collectively evaluated for impairment	48,461	35,724
Total loans	55,076	43,486
Real Estate Mortgage - Residential
Allowance for loan losses:
Individually evaluated for impairment	1,374	1,069
Collectively evaluated for impairment	1,585	2,318
Total	2,959	3,387	3,251	3,922
Loans outstanding:
Individually evaluated for impairment	6,517	5,771
Collectively evaluated for impairment	219,024	215,452
Total loans	225,541	221,223
Real Estate Mortgage - Commercial
Allowance for loan losses:
Individually evaluated for impairment	1,989	2,071
Collectively evaluated for impairment	4,534	4,763
Total	6,523	6,834	5,734	3,458
Loans outstanding:
Individually evaluated for impairment	15,422	18,959
Collectively evaluated for impairment	367,128	386,133
Total loans	382,550	405,092
Installment Loans to Individuals
Allowance for loan losses:
Individually evaluated for impairment	16
Collectively evaluated for impairment	278	239
Total	294	239	267	231
Loans outstanding:
Individually evaluated for impairment	43	44
Collectively evaluated for impairment	21,612	24,922
Total loans	21,655	24,966
Unallocated
Allowance for loan losses:
Collectively evaluated for impairment	7	2
Total	$ 7	$ 2	$ 3	$ 617